Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 20.5	€ 28.1
Exceptional Items, Tax Expense (Income), Continuing Operations	(5.7)	(7.0)
Payments relating to exceptional items	€ (24.0)	€ (14.0)